CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS)
Net income	$ 235,936,792	$ 160,812,255	$ 186,264,103
Other comprehensive income
Foreign currency translation adjustments	2,630,439	40,188,890	22,024,104
Share of post-acquisition movements in equity investee's other comprehensive income	552,098	1,640,453
Comprehensive income	239,119,329	202,641,598	208,288,207
Less: Comprehensive (income) loss attributable to non-controlling interests	2,178,115	1,491,248	(2,134,716)
Comprehensive income attributable to Focus Media Holding Limited Shareholders	$ 241,297,444	$ 204,132,846	$ 206,153,491